Income Taxes - Schedule of Expiry of Operating Losses (Details)	Sep. 30, 2024 CAD ($)
Federal [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	$ 227,831,171
Quebec [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	227,458,086
USA [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	588,790
Israel [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	43,999,987
2027 [Member] | Federal [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	1,586,446
2027 [Member] | Quebec [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	1,504,740
2027 [Member] | USA [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2027 [Member] | Israel [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2028 Member] | Federal [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	1,365,399
2028 Member] | Quebec [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	1,311,824
2028 Member] | USA [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2028 Member] | Israel [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2029 [Member] | Federal [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	2,303,130
2029 [Member] | Quebec [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	2,280,459
2029 [Member] | USA [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2029 [Member] | Israel [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2030 [Member] | Federal [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	1,375,780
2030 [Member] | Quebec [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	1,306,718
2030 [Member] | USA [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2030 [Member] | Israel [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2031 [Member] | Federal [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	3,482,936
2031 [Member] | Quebec [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	3,482,936
2031 [Member] | USA [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2031 [Member] | Israel [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2032 [Member] | Federal [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	3,266,503
2032 [Member] | Quebec [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	3,275,941
2032 [Member] | USA [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2032 [Member] | Israel [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2033 [Member] | Federal [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	3,408,474
2033 [Member] | Quebec [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	3,444,648
2033 [Member] | USA [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2033 [Member] | Israel [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2034 [Member] | Federal [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	885,475
2034 [Member] | Quebec [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	885,963
2034 [Member] | USA [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2034 [Member] | Israel [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2035 [Member] | Federal [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2035 [Member] | Quebec [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2035 [Member] | USA [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2035 [Member] | Israel [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2036 [Member] | Federal [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	15,542,450
2036 [Member] | Quebec [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	15,638,499
2036 [Member] | USA [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2036 [Member] | Israel [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2037 [Member] | Federal [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	22,974,686
2037 [Member] | Quebec [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	22,727,051
2037 [Member] | USA [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2037 [Member] | Israel [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2038 [Member] | Federal [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	28,727,803
2038 [Member] | Quebec [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	28,444,120
2038 [Member] | USA [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2038 [Member] | Israel [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2039 [Member] | Federal [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	33,860,655
2039 [Member] | Quebec [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	33,548,568
2039 [Member] | USA [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2039 [Member] | Israel [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2040 [Member] | Federal [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	29,975,342
2040 [Member] | Quebec [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	29,600,226
2040 [Member] | USA [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2040 [Member] | Israel [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2041 [Member] | Federal [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	37,595,360
2041 [Member] | Quebec [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	38,085,889
2041 [Member] | USA [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2041 [Member] | Israel [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2042 [Member] | Federal [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	8,365,418
2042 [Member] | Quebec [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	8,454,445
2042 [Member] | USA [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2042 [Member] | Israel [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2043 [Member] | Federal [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	14,845
2043 [Member] | Quebec [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	15,617
2043 [Member] | USA [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2043 [Member] | Israel [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2044 [Member] | Federal [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	26,579,369
2044 [Member] | Quebec [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	26,968,102
2044 [Member] | USA [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
2044 [Member] | Israel [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
Indefinite [Member] | Federal [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
Indefinite [Member] | Quebec [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses
Indefinite [Member] | USA [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	588,790
Indefinite [Member] | Israel [Member]
Schedule of Expiry of Operating Losses [Line Items]
Expiry of operating losses	$ 43,999,987